                                                                                                      January 26, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

            Re:       BNY Mellon Funds Trust (the “Trust”)

                        Registration Statement File Nos. 333-34844; 811-09903

                        CIK: 0001111565

Dear Sir or Madam:

            Please be advised that an amended N-SAR was filed for the Trust’s annual period ended August 31, 2008 on January 20, 2009, to amend the N-SAR originally filed on October 30, 2008, SEC Accession No. 0001111565-09-000002.  This filing was made only to correct the answer for Question 7-C for all series.

Further, an amended N-SAR was filed for the Trust’s annual period ended December 31, 2008 for BNY Mellon International Appreciation Fund, BNY Mellon Intermediate U.S. Government Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund on February 27, 2009, to amend the N-SAR originally filed on February 27, 2009, SEC Accession No. 0001111565-09-000008.  This filing was made only to incorporate exhibit 77M, which was excluded from the original filing.

            Please address any comments or questions to the attention of the undersigned at (212) 922-6915.

                                                                                    Very truly yours,

                                                                                    /s/ Steven Levine

                                                                                    Steven Levine

                                                                                    Paralegal

SL/

Enclosures